Acquisitions (Tables)	12 Months Ended
Mar. 31, 2016
Business Combinations [Abstract]
Schedule of Business Acquisitions
The following table summarizes the fair values of the assets acquired and liabilities assumed in the acquisitions as originally reported in our Form 10 for the year ended March 31, 2014 and as revised for adjustments made during fiscal year 2015:

Savage Arms Purchase Price Allocation

	As Originally Reported	As Revised
Purchase price net of cash acquired:
Cash paid	$315,000	$315,000
Cash received for working capital	(2,498)	(2,498)
Total purchase price	312,502	312,502
Fair value of assets acquired:
Net receivables	$39,374	$39,374
Net inventories	36,499	36,499
Tradename, technology, and customer relationship intangibles	126,600	126,600
Net property, plant, and equipment	24,965	24,965
Other assets	4,972	5,423
Total assets	232,410	232,861
Fair value of liabilities assumed:
Accounts payable	14,461	14,461
Deferred tax liabilities	48,298	47,928
Other liabilities	22,314	21,733
Total liabilities	85,073	84,122
Net assets acquired	147,337	148,739
Goodwill	$165,165	$163,763

Bushnell Purchase Price Allocation

	As Originally Reported	As Revised
Purchase price net of cash acquired:
Cash paid	$985,000	$985,000
Cash paid for additional working capital	4,185	4,185
Total purchase price	989,185	989,185
Fair value of assets acquired:
Net receivables	$108,434	$109,429
Net inventories	160,793	157,184
Tradename, technology, and customer relationship intangibles	364,843	364,700
Net property, plant, and equipment	25,080	25,055
Other assets	10,938	7,765
Total assets	670,088	664,133
Fair value of liabilities assumed:
Accounts payable	80,092	80,099
Deferred income taxes	75,692	88,121
Other liabilities	30,025	30,932
Total liabilities	185,809	199,152
Net assets acquired	484,279	464,981
Goodwill	$504,906	$524,204
The following amounts represent the preliminary determination of the fair value of identifiable assets acquired and liabilities assumed from the CamelBak acquisition. The final determination of the fair value of certain assets and liabilities will be completed within the required measurement period, which will be no later than 12 months from the date of acquisition. The size and breadth of the CamelBak acquisition will necessitate the use of this measurement period to adequately analyze and assess a number of the factors used in establishing the asset and liability fair values as of the acquisition date, including the finalization of tax impacts. Any potential adjustments made could be material in relation to the preliminary values presented below:

	August 3, 2015
Purchase price net of cash acquired:
Cash paid		$412,500
Cash paid for working capital		9,810
Total purchase price		422,310
Fair value of assets acquired:
Net receivables	$30,093
Net inventories	30,916
Tradename, technology, and customer relationship intangibles	133,800
Net property, plant, and equipment	7,985
Other assets	4,460
Total assets	207,254
Fair value of liabilities assumed:
Accounts payable	8,219
Other liabilities	5,497
Total liabilities	13,716
Net assets acquired		193,538
Goodwill		$228,772

Schedule of Intangible Assets Acquired
Intangible assets above include:

	Value	Useful life (years)

Indefinite lived tradename	$79,400	Indefinite
Customer relationships	49,400	10-20
Technology	5,000	7-17
Intangible assets from above include:

	Value	Useful life (years)
Savage Arms
Indefinite lived tradenames	$70,200	Indefinite
Tradenames	12,900	5-20
Customer Relationships	43,500	5-10
Bushnell
Indefinite lived tradenames	$95,100	Indefinite
Tradenames	105,700	15
Technology	15,900	6-20
Customer Relationships	148,000	15

Pro Forma Information
The following unaudited supplemental pro forma data for the year ended March 31, 2014 present consolidated information as if the acquisition had been completed on April 1, 2012 for Savage and Bushnell. The following supplemental pro forma data for the years ended March 31, 2016 and 2015 present consolidated and combined information as if the acquisition had been completed on April 1, 2014 for CamelBak. The pro forma results were calculated by combining our results with the standalone results of Savage Arms, Bushnell, and CamelBak for the pre-acquisition periods, which were adjusted to account for certain costs which would have been incurred during this pre-acquisition period:

	YEARS ENDED
(Amounts in thousands except per share data)	March 31, 2016	March 31, 2015	March 31, 2014
Sales, net	$2,330,331	$2,230,241	$2,280,071
Net income	155,001	75,183	153,643
Basic earnings per common share	2.49	1.18	2.41
Diluted earnings per common share	2.48	1.18	2.41

Business Acquisition Nonrecurring Adjustments
The unaudited supplemental pro forma data above include the following significant non-recurring adjustments made to account for certain costs which would have been incurred if the Savage and Bushnell acquisitions had been completed on April 1, 2012, and the CamelBak acquisition had been completed April 1, 2014, as adjusted for the applicable tax impact:

	YEARS ENDED
(Amounts in thousands)	March 31, 2016	March 31, 2015	March 31, 2014
Inventory step-up, net[1]	$(647)	$647	$(9,765)
Fees for advisory, legal, accounting services[2]	(4,288)	4,288	(12,475)

1. Adjustment reflects the increased cost of goods sold expense which results from the fair value step-up in inventory which was expensed over the first inventory cycle.
2. We removed the fees that were incurred in connection with the acquisition of Savage and Bushnell from fiscal 2014, and considered those fees as incurred during the first quarter of fiscal 2013 and the costs incurred in connection with the acquisition of CamelBak in fiscal 2016 and considered those fees as incurred during the first quarter of fiscal 2015. Costs were recorded in General and administrative expense.